Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (20,914)	$ (15,502)	$ (32,718)	$ (6,701)
Other comprehensive income:
Foreign currency translation	(1)	6	8	5
Total comprehensive loss	$ (20,915)	$ (15,496)	$ (32,710)	$ (6,696)